Intangible Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Land use-right with net book value	$ 8.3	$ 8.3
Amortization expenses	$ 0.5	$ 0.7	$ 0.6